Financial Risk Management and Financial Instruments - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jul. 01, 2021
Financial Risk Management And Financial Instruments [Line Items]
Company's functional currency, description	U.S. dollar
Possible increase in interest rates on interest expense	$ 2,750
Trade and other payables term	60 days
Cash and cash equivalents and short-term investments	$ 64,000	$ 140,500
Allowance for doubtful accounts	(364)	(315)
Term Loan Facility
Financial Risk Management And Financial Instruments [Line Items]
Foreign exchange forward contracts, Notional value	$ 275,000		$ 275,000
Term Loan Facility | Bottom of range
Financial Risk Management And Financial Instruments [Line Items]
Borrowings, interest rate			0.75%
Interest rate risk
Financial Risk Management And Financial Instruments [Line Items]
Percentage of possible increase in interest rates	1.00%
Interest rate risk | Term Loan Facility | Bottom of range
Financial Risk Management And Financial Instruments [Line Items]
Borrowings, interest rate	0.75%
Credit risk
Financial Risk Management And Financial Instruments [Line Items]
Allowance for doubtful accounts	$ (364)	$ (315)
Credit risk | Later than three months
Financial Risk Management And Financial Instruments [Line Items]
Accounts receivables percent	8000.00%	5000.00%
Foreign Exchange Derivative Instruments
Financial Risk Management And Financial Instruments [Line Items]
Foreign exchange forward contracts, Notional value	$ 33,819	$ 4,632
Foreign Exchange Derivative Instruments | Credit risk
Financial Risk Management And Financial Instruments [Line Items]
Credit exposure	0	257
Foreign exchange forward contracts, Notional value	$ 33,819	4,632
Canadian dollar
Financial Risk Management And Financial Instruments [Line Items]
Percentage of possible appreciation in foreign currency	1.00%
Percentage of possible depreciation in foreign currency	1.00%
Possible decrease in annual net income due to possible appreciation in foreign currency	$ (113)
Cash flow hedges | Foreign Exchange Derivative Instruments
Financial Risk Management And Financial Instruments [Line Items]
Foreign exchange forward contracts, Notional value	31,647	4,632
Net unrealized gain (loss) on forward contracts	$ (78)	257
Percentage of unrealized gain loss to be reclassified into net income in the next twelve months	100.00%
Hedging gains (losses) reclassified to profit and loss upon cash outflow	$ (180)	854
Hedge ineffectiveness gain loss recognized in income statement	$ 0	$ 0
Ninety Days | Credit risk
Financial Risk Management And Financial Instruments [Line Items]
Accounts receivable overdue period	90 days